License agreements - License agreement with Scintomics GMBH (Details) - License agreement - Scintomics GMBH ("SCI")	1 Months Ended		12 Months Ended
	Nov. 30, 2019 USD ($)	Nov. 30, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2019 EUR (€)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold prior notice period to terminate the agreement	5 months	5 months
Termination fee	$ 1,400,000	€ 1,250,000
Specified development milestones
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments	$ 26,800,000				€ 23,500,000
Research and development | Specified development milestones
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments made			$ 0	$ 1,520,000